Tax (Tables)	12 Months Ended
Dec. 31, 2020
9. Tax
Tax charge
	2020	2019	2018
	£m	£m	£m
Current tax charge/(credit)
Current year	993	327	94
Adjustments in respect of prior years	3	(50)	(200)
	996	277	(106)
Deferred tax charge/(credit)
Current year	(563)	157	372
Adjustments in respect of prior years	191	(102)	(37)
	(372)	55	335
Tax charge	624	332	229

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2020	2020	2019	2019	2018	2018
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,075		3,112		1,286
Tax charge based on the standard UK corporation tax rate of 19% (2019: 19%, 2018: 19%)	584	19.0%	593	19.0%	244	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 25.0% (2019: 26.0%, 2018: 27.1%))	183	6.0%	217	7.0%	104	8.1%

Recurring items:
Adjustments in respect of prior years	194	6.3%	(152)	(4.9%)	(237)	(18.4%)
Non-creditable taxes including withholding taxes	107	3.4%	146	4.7%	156	12.1%
Impact of UK bank levy being non-deductible	48	1.6%	35	1.1%	42	3.3%
Non-deductible expenses	28	0.9%	34	1.1%	67	5.2%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.8%	15	0.5%	16	1.2%
Tax adjustments in respect of share-based payments	14	0.5%	(7)	(0.2%)	11	0.9%
Banking surcharge and other items	(70)	(2.3%)	(103)	(3.3%)	(69)	(5.4%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(123)	(4.0%)	(85)	(2.7%)	(104)	(8.1%)
AT1 tax credit	(124)	(4.0%)	(121)	(3.9%)	(123)	(9.6%)
Non-taxable gains and income	(200)	(6.5%)	(240)	(7.7%)	(232)	(18.0%)

Non-recurring items:
One off re-measurement of UK deferred tax assets due to cancellation of rate change	(43)	(1.4%)	-	-	-	-
Non-deductible provisions for UK customer redress	7	0.2%	-	-	8	0.6%
Non-deductible provisions for investigations and litigation	(6)	(0.2%)	-	-	346	26.9%
Total tax charge	624	20.3%	332	10.7%	229	17.8%

Deferred tax assets and liabilities

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,001	1,037
US Branch Tax Group	1,048	1,015
Other (outside the UK and US tax groups)	503	408
Deferred tax asset	2,552	2,460
Deferred tax liability - UK Tax Group	(225)	(80)
Net deferred tax	2,327	2,380

Movements on deferred tax assets and liabilities during the year before offsetting
Barclays Bank Group	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	719	110	-	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	(222)	-	(1,048)
At 1 January 2020	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Income statement	(39)	-	-	-	164	18	15	23	191	372
Other comprehensive income and reserves	-	(112)	(291)	(191)	-	-	3	238	-	(353)
Other movements	(25)	(1)	(11)	4	7	(6)	(6)	(31)	(3)	(72)
	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Assets	659	-	-	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	-	-	-	(40)	-	(1,361)
At 31 December 2020	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327

Assets	758	175	38	39	359	112	309	1,336	529	3,655
Liabilities	(16)	(35)	(2)	(434)	-	-	-	(198)	-	(685)
At 1 January 2019	742	140	36	(395)	359	112	309	1,138	529	2,970
Income statement	66	-	-	(5)	(55)	23	(7)	(94)	17	(55)
Other comprehensive income and reserves	-	(46)	(175)	(205)	(10)	2	8	71	-	(355)
Other movements	(118)	(2)	-	(4)	(10)	(10)	(5)	(8)	(23)	(180)
	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Assets	719	110	-	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	-	-	-	(222)	-	(1,048)
At 31 December 2019	690	92	(139)	(609)	284	127	305	1,107	523	2,380